Business acquisition - Schedule of allocation of the purchase price as of the date of dada acquisition (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Details of allocation of the purchase price as of the date of acquisition as follows [Line Items]
Goodwill	¥ 19,980	$ 2,814	¥ 23,123		¥ 12,433
Dada Acquisition [Member]
Details of allocation of the purchase price as of the date of acquisition as follows [Line Items]
Net assets acquired				¥ 7,549
Premium not reflected in goodwill				3,623
Goodwill				4,542
Deferred tax liabilities				(522)
Non-controlling interests				(6,522)
Total				10,760
Dada Acquisition [Member] | Trademarks and domain names
Details of allocation of the purchase price as of the date of acquisition as follows [Line Items]
Newly identified and appreciation of intangible assets				805
Dada Acquisition [Member] | Technology
Details of allocation of the purchase price as of the date of acquisition as follows [Line Items]
Newly identified and appreciation of intangible assets				525
Dada Acquisition [Member] | Relationship with riders
Details of allocation of the purchase price as of the date of acquisition as follows [Line Items]
Newly identified and appreciation of intangible assets				640
Dada Acquisition [Member] | Consumer base
Details of allocation of the purchase price as of the date of acquisition as follows [Line Items]
Newly identified and appreciation of intangible assets				¥ 120